AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 2002

                                                             File No. 333-00641
                                                             File No. 811-07527
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                         POST-EFFECTIVE AMENDMENT NO. 27

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 28

                                  TURNER FUNDS

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268

                     (Name and Address of Agent for Service)

                                   JOHN GRADY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

                           JAMES W. JENNINGS, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

      Title of Securities Being Registered...Units of Beneficial Interest.
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It is proposed that this filing become effective (check appropriate box):
___     immediately upon filing pursuant to paragraph (b)
___     on [date] pursuant to paragraph (a) of Rule 485
 X      on September 5, 2002 pursuant to paragraph (b) (1)(iii) of Rule 485
___     60 days after filing pursuant to paragraph (a)(2)

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



The Trust's Prospectus relating to the Turner Total Return Fixed Income Fund and Turner High Yield Fund is hereby incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-02-000173) on June 7, 2002.

The Trust's Statement of Additional Information relating to the Turner Total Return Fixed Income Fund and Turner High Yield Fund is hereby incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-02-000173) on June 7, 2002.

The Trust's Part C is hereby incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR ( Accession No. 0001135428-02-000173) on June 7, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirement for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 6th day of August, 2002.

                                           TURNER FUNDS

                                            By: /s/ Stephen J. Kneeley
                                            -----------------------------------
                                            Stephen J. Kneeley
                                            President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the dates indicated.


           *                          Trustee                    August 6, 2002
 ---------------------------
 Robert E. Turner

           *                          Trustee                    August 6, 2002
---------------------------
Janet F. Sansone

           *                          Trustee                    August 6, 2002
---------------------------
Alfred C. Salvato
           *                          Trustee                    August 6, 2002
---------------------------
John T. Wholihan

/s/ Stephen J. Kneeley                President                  August 6, 2002
---------------------------           and Chief
Stephen J. Kneeley                    Executive Officer

           *                          Controller and             August 6, 2002
---------------------------           Chief Financial
Peter Golden                          Officer


*By:/s/Stephen J.Kneeley                                         August 6, 2002
---------------------------
Stephen J. Kneeley
Attorney-in-Fact (pursuant to Power of Attorney)